Real Estate Property Completed (Tables)	12 Months Ended
Dec. 31, 2016
Real Estate Property Completed/Real Estate Properties and Land Lots Under Development [Abstract]
Components of real estate property completed
	December 31,
	2016	2015
Properties completed
Wuhan Centre China Grand Steel Market
Costs of land use rights	$7,213,617	$7,716,994
Other development costs	22,293,491	23,849,162
	$29,507,108	$31,566,156